Investments in associates and joint ventures (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Min [member]
Disclosure of associates and joint ventures [line items]
Voting rights, Associates	20.00%
Max [member]
Disclosure of associates and joint ventures [line items]
Voting rights, Associates	50.00%
Associates [member] | Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Unrecognised share of losses of associates and joint ventures	£ 0	£ 0
Unutilised credit facilities	1,715	1,712
Commitments in relation to joint ventures and associates	£ 318	£ 246